Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VALUE LINE ASSET ALLOCATION FUND INC
Entity Central Index Key	0000904170
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000162154
Shareholder Report [Line Items]
Fund Name	Value Line Asset Allocation Fund, Inc.
Class Name	Institutional
Trading Symbol	VLAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Asset Allocation Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.94%	[1]
AssetsNet	$ 299,042,851
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$299,042,851
# of Portfolio Holdings	118
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Table Summary
Value	Value
Common Stocks	61.8%
Bonds & Notes	34.5%
Cash & Other Assets - Net	3.7%

Common Stock Sectors (% of Common Stocks)*

Table Summary
Industrials	31.8%
Information Technology	30.3%
Financials	13.9%
Healthcare	8.4%
Consumer Staples	8.3%
Consumer Discretionary	7.3%

* Excludes Short-term Investments, if any.

Bonds & Notes Sectors (% of Bonds & Notes)*

Table Summary
Government	43.9%
Residential Mortgage-Backed Securities	20.1%
Financial	11.0%
Consumer, Non-cyclical	6.4%
Consumer, Cyclical	4.3%
Communications	3.9%
Energy	3.5%
Technology	2.0%
Utilities	1.8%
Basic Materials	1.7%
Industrial	1.4%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Table Summary
Republic Services, Inc.	4.6%
Stryker Corp.	4.4%
Cadence Design Systems, Inc.	4.1%
ServiceNow, Inc.	4.1%
Costco Wholesale Corp.	3.8%
Motorola Solutions, Inc.	3.5%
Marriott International, Inc.	3.5%
Lennox International, Inc.	3.3%
Parker-Hannifin Corp.	2.9%
TransDigm Group, Inc.	2.8%

Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020616
Shareholder Report [Line Items]
Fund Name	Value Line Asset Allocation Fund, Inc.
Class Name	Investor
Trading Symbol	VLAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Asset Allocation Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.19%	[2]
AssetsNet	$ 299,042,851
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$299,042,851
# of Portfolio Holdings	118
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Table Summary
Value	Value
Common Stocks	61.8%
Bonds & Notes	34.5%
Cash & Other Assets - Net	3.7%

Common Stock Sectors (% of Common Stocks)*

Table Summary
Industrials	31.8%
Information Technology	30.3%
Financials	13.9%
Healthcare	8.4%
Consumer Staples	8.3%
Consumer Discretionary	7.3%

* Excludes Short-term Investments, if any.

Bonds & Notes Sectors (% of Bonds & Notes)*

Table Summary
Government	43.9%
Residential Mortgage-Backed Securities	20.1%
Financial	11.0%
Consumer, Non-cyclical	6.4%
Consumer, Cyclical	4.3%
Communications	3.9%
Energy	3.5%
Technology	2.0%
Utilities	1.8%
Basic Materials	1.7%
Industrial	1.4%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Table Summary
Republic Services, Inc.	4.6%
Stryker Corp.	4.4%
Cadence Design Systems, Inc.	4.1%
ServiceNow, Inc.	4.1%
Costco Wholesale Corp.	3.8%
Motorola Solutions, Inc.	3.5%
Marriott International, Inc.	3.5%
Lennox International, Inc.	3.3%
Parker-Hannifin Corp.	2.9%
TransDigm Group, Inc.	2.8%

Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com

[1]	Annualized.
[2]	Annualized.